Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 03, 2025	Jan. 22, 2025	Nov. 14, 2024	Nov. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Outstanding balance percentage		50.00%			5.00%
Consummating purchase additional shares		833,333
Exercise price (in Dollars per share)	$ 12
Aggregate purchase price (in Dollars)	$ 8.5
Number of shares					700,000
Business Combination [Member]
Subsequent Event [Line Items]
Number of shares					297,669
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Instead shares		104,167
Consummating purchase additional shares	833,333
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of shares			300,000	700,000	892,825
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Business Combination [Member]
Subsequent Event [Line Items]
Number of shares			300,000	700,000